EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
Expenses by nature [abstract]
Disclosure of cost of sales
Costs of sales in 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Costs of sales	(19,107)	(23,539)	(23,068)
Obsolescence inventory impairments	(2,035)	—	(860)
Total	(21,142)	(23,539)	(23,928)

Disclosure of research and development expense
Research and development costs in 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Employee costs	(24,451)	(20,984)	(17,565)
Amortization costs IFA	(132)	(774)	(62)
Impairment losses IFA	(4,992)	—	820
Depreciation PPE and right of use assets	(3,152)	(2,062)	(1,986)
Direct Operating Expenses	(33,190)	(12,804)	(10,832)
Other indirect research and development costs	(4,452)	(1,895)	(2,161)
Total research and development costs	(70,369)	(38,519)	(31,786)

Disclosure of general and administrative costs
General and administrative costs for 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Employee costs	(12,178)	(11,217)	(8,580)
Amortization costs IFA	—	—	(6)
Depreciation PPE and right of use assets	(857)	(1,144)	(1,095)
Impairment losses PPE	(5,447)	—	—
Direct Operating Expenses	(8,419)	(9,546)	(8,934)
Other indirect general and administrative costs	(10,073)	(2,178)	(2,577)
Total general and administrative costs	(36,974)	(24,085)	(21,192)

Disclosure of marketing and sales costs
Marketing and sales costs for 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Employee costs	(24,125)	(23,094)	(18,617)
Amortization costs IFA	(4,098)	(3,238)	(3,164)
Depreciation PPE and right of use assets	(930)	(865)	(310)
Direct Operating Expenses	(28,543)	(23,362)	(19,587)
Other indirect marketing and sales costs	(1,749)	(1,045)	(3,046)
Total marketing and sales costs	(59,445)	(51,604)	(44,724)

Disclosure of employee benefits
Employee benefit costs for 2021, 2020 and 2019 were as follows:

Amounts in US$ ‘000	2021	2020	2019
Salaries	(44,202)	(36,811)	(29,540)
Social security costs	(5,318)	(4,302)	(3,769)
Pension costs	(2,179)	(1,844)	(1,767)
Share-based compensation	(9,055)	(8,405)	(4,985)
Total	(60,754)	(51,362)	(40,061)

Disclosure of depreciation and amortization
Depreciation and amortization charges are included in:

Amounts in US$ ‘000	2021	2020	2019
Property, plant and equipment	(2,158)	(2,044)	(1,763)
Intangible assets	(4,232)	(4,008)	(3,232)

Total	(6,390)	(6,052)	(4,995)
Right of use assets	(2,781)	(2,027)	(1,628)
Total	(2,781)	(2,027)	(1,628)